Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share

	Six Months Ended
	30 June,
(in thousands of $ except for shares and EPS)	2025	2024
Profit/(loss) for the period	$414,827	$(32,531)
Weighted average number of shares outstanding	61,034,202	59,400,217
Basic profit/(loss) per share (in $)	6.80	(0.55)
Weighted average number of shares outstanding for purpose of diluted profit/(loss) per share	65,653,007	59,400,217
Diluted profit/(loss) per share (in $)	6.32	(0.55)